OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2025
OPERATING SEGMENTS
Schedule of revenue and expenses include inter-segment transactions

	2023 (As restated)
						Total	Adjustment and	Total
	B2C	B2B Infra	B2B ICT	International	Others	segment	elimination	consolidated
Segment results
Revenues
External revenues	111,713	6,753	15,441	10,634	4,675	149,216	—	149,216
Inter-segment revenues	3,694	40,001	4,679	762	26,320	75,456	(75,456)	—
Total segment revenues	115,407	46,754	20,120	11,396	30,995	224,672	(75,456)	149,216
Segment results	34,784	11,924	1,137	1,252	(4,532)	44,565	(5,406)	39,159
Other information
Capital expenditures	(12,744)	(17,330)	(3,184)	(865)	(181)	(34,304)	1,446	(32,858)
Depreciation and amortization	(24,486)	(10,034)	(3,387)	(557)	(776)	(39,240)	4,975	(34,265)
Provision recognized in current year	(655)	(15)	149	(5)	(81)	(607)	94	(513)

	2024 (As restated)
						Total	Adjustment and	Total
	B2C	B2B Infra	B2B ICT	International	Others	segment	elimination	consolidated
Segment results
Revenues
External revenues	109,662	8,180	15,741	10,732	5,652	149,967	—	149,967
Inter-segment revenues	3,268	48,799	3,989	1,412	25,701	83,169	(83,169)	—
Total segment revenues	112,930	56,979	19,730	12,144	31,353	233,136	(83,169)	149,967

Segment results	29,078	16,467	1,402	1,204	(5,903)	42,248	(4,628)	37,620
Other information
Capital expenditures	(12,653)	(12,579)	(2,007)	(460)	(174)	(27,873)	3,437	(24,436)
Depreciation and amortization	(21,880)	(12,424)	(3,290)	(594)	(679)	(38,867)	4,733	(34,134)
Provision recognized in current year	(678)	(7)	5	(32)	(65)	(777)	(127)	(904)

	2025
						Total	Adjustment and	Total
	B2C	B2B Infra	B2B ICT	International	Others	segment	elimination	consolidated
Segment results
Revenues
External revenues	105,898	8,929	15,300	10,673	5,942	146,742	—	146,742
Inter-segment revenues	3,255	47,661	3,814	1,493	23,155	79,378	(79,378)	—
Total segment revenues	109,153	56,590	19,114	12,166	29,097	226,120	(79,378)	146,742

Segment results	27,793	10,487	1,759	961	(4,491)	36,509	(6,000)	30,509
Other information
Capital expenditures	(11,980)	(10,042)	(1,473)	(1,086)	(233)	(24,814)	237	(24,577)
Depreciation and amortization	(21,704)	(15,894)	(3,156)	(718)	(613)	(42,085)	4,432	(37,653)
Provision recognized in current year	(1,239)	(52)	(376)	(120)	(12)	(1,799)	334	(1,465)

Schedule of segment result reconciliation

	2023	2024
	(As restated)	(As restated)	2025
Total segment results	44,565	42,248	36,509
Unrealized gain (loss) on changes in fair value of investments	(748)	188	(242)
Other income - net	252	282	119
Gain (loss) on foreign exchange - net	(36)	136	180
Finance income - net	1,061	1,367	1,661
Finance cost	(4,652)	(5,208)	(5,206)
Share of profit (loss) of long term investment in associates	1	3	(1)
Adjustment and inter-segment elimination	(1,345)	(1,401)	(1,918)
IFRS reconciliation	61	5	(593)
Consolidated profit before income tax	39,159	37,620	30,509

Schedule of revenues information based on the location of the customers

	2023	2024	2025
External revenues
Indonesia	141,157	141,062	137,858
Abroad	8,059	8,905	8,884
Total	149,216	149,967	146,742

Schedule of non-current operating assets by geographic area

	January 1, 2024	2024
	(As restated)	(As restated)	2025
Non-current operating assets
Indonesia	175,907	174,946	169,609
Abroad	2,932	2,850	3,086
Total	178,839	177,796	172,695